UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if amendment [ ]; Amendment Number: __

This Amendment (Check only one): [ ] a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:     Greenhaven Associates, Inc.
          Three Manhattanville Road
          Purchase, NY 10577

Form 13F File Number:  28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chris A. Wachenheim
Title:    Executive Vice President
Phone:    914-253-9374

Signature, Place, and Date of Signing:

/s/  Chris A. Wachenheim             Purchase, NY            February 3, 2005
------------------------            --------------           ----------------
        [Signature]                 [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager:
[If there are no entries in this list omit this section.]

Form 13F File Number                Name

--------------------------          -----------------------------------
[Repeat as necessary.]

                          Greenhaven Associates, Inc.
                          13F as of December 31, 2004

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            COL 1                     Col 2      COL3        COL 4       COL 5       COL 6                         COL 7
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                                     TITLE OF                VALUE     PRINCIPAL               SHARED     VOTING AUTHORITY SHARES
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          SECURITY                    CLASS      CUSIP       $000        AMOUNT       SOLE      OTHER         SOLE        NONE
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
Advance Auto Parts (AAP)             COMMON    00751Y106    126,617   2,898,750     710,050   2,188,700     710,050     2,188,700
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Anadarko Petroleum Corp (APC)        COMMON    032511107    272,565   4,205,600     631,000   3,574,600     631,000     3,574,600
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Beazer Homes (BZH)                   COMMON    07556Q105     76,088     520,400       7,500     512,900       7,500       512,900
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Burlington Northern Santa Fe (BNI)   COMMON    12189T104    101,437   2,144,100               2,144,100                 2,144,100
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Centex Corp (CTX)                    COMMON    152312104    517,482   8,685,500   2,753,900   5,931,600   2,753,900     5,931,600
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D R Horton Inc (DHI)                 COMMON    23331A109     17,591     436,400                 436,400                   436,400
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Electronic Data Systems (EDS)        COMMON    285661104     90,162   3,903,100      75,000   3,828,100      75,000     3,828,100
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Genesis Energy LP (GEL)              COMMON    371927104      5,463     433,600     271,410     162,190     271,410       162,190
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International Paper (IP)             COMMON    460146103     23,940     570,000                 570,000                   570,000
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KB Home  (KBH)                       COMMON    48666K109     22,728     217,700                 217,700                   217,700
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Lennar Corp Class B (LEN.B)          COMMON    526057302     17,804     341,000       3,000     338,000       3,000       338,000
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Lennar Corporation (LEN)             COMMON    526057104     70,589   1,245,400               1,245,400                 1,245,400
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Longview Fibre (LFB)                 COMMON    543213102      1,917     105,700     105,700                 105,700
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Meadwestvaco Corp (MWV)              COMMON    583334107     24,435     721,000                 721,000                   721,000
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Plains All Amer Pipeline LP (PAA)    COMMON    726503105     10,756     285,000     135,000     150,000     135,000       150,000
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Pulte Homes Inc. (PHM)               COMMON    745867101    175,284   2,747,400      15,000   2,732,400      15,000     2,732,400
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Royal Dutch (RD)                     COMMON    780257804      3,730      65,000                  65,000                    65,000
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Ryland Group (RYL)                   COMMON    783764103      1,956      34,000                  34,000                    34,000
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Ship Finance Int'l Ltd (SFL)         COMMON    B019MJ8          205      10,000                  10,000                    10,000
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Smurfit Stone (SSCC)                 COMMON    832727101     18,176     973,000     672,500     300,500     672,500       300,500
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Standard Pacific Corp (SPF)          COMMON    85375C101     16,144     251,700                 251,700                   251,700
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Stolt Offshore SA  (SOSA)            COMMON    861567105      4,962     765,700     388,500     377,200     388,500       377,200
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Temple Inland (TIN)                  COMMON    879868107      7,545     110,300                 110,300                   110,300
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Timberwest Forest CRP (TWTUF)        COMMON    887147205      6,298     501,000     330,000     171,000     330,000       171,000
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Toll Brothers, Inc. (TOL)            COMMON    889478103        446       6,500       6,500                   6,500
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Toyota Motor Corp  [TM]              COMMON    892331307    109,648   1,339,300     153,000   1,186,300     153,000     1,186,300
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Union Pacific Corp (UNP)             COMMON    907818108    232,308   3,454,400     383,000   3,071,400     383,000     3,071,400
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UnumProvident Corp (UNM)             COMMON    91529Y106    131,898   7,352,200   1,352,200   6,000,000   1,352,200     6,000,000
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Weyerhaeuser Co (WY)                 COMMON    962166104     24,515     364,700                 364,700                   364,700
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YARA International (YARIY)           COMMON    984851204     49,443   3,768,500     115,000   3,653,500     115,000     3,653,500
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                                                          2,162,133
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